Note 12 - Subsequent Events (Details Textual) $ in Millions		1 Months Ended	3 Months Ended	4 Months Ended
	Aug. 03, 2020 USD ($) shares	Jul. 31, 2020 USD ($)	Mar. 31, 2020	Jul. 31, 2020 USD ($)
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage			8.00%
Subsequent Event [Member]
Debt Instrument, Deferred Debt Amount		$ 4.7		$ 4.7
Stock Issued During Period, Shares, New Issues (in shares) | shares	200,000
Proceeds from Issuance of Common Stock	$ 0.7
Subsequent Event [Member] | M/V Manolis P, M/V EM Oinousses, M/V Kuo Hsiung [Member]
Number of Vessels Sold		3
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 7.6
Repayments of Debt		$ 7.0
Subsequent Event [Member] | Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage				9.00%